GENERAL	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
General [Abstract]
GENERAL
NOTE 1  - GENERAL:

a.	Introduction:

Silexion Therapeutics Corp (“Silexion”, the “Company” or the “Combined Company”) is a clinical-stage biotechnology company developing, through its subsidiaries, RNA interference (RNAi) therapies for KRAS-driven cancers. Silexion’s approach targets a significant unmet medical need, as treatment innovation for KRAS-driven cancers has historically lagged despite KRAS being one of the most common oncogenic drivers across solid tumors. Silexion’s lead product candidate, SIL204, is a second-generation siRNA therapy, designed to silence mutant KRAS, using an integrated treatment approach that combines intratumoral and systemic administration. The Company was originally formed for the purpose of effecting the Transactions (as defined below). Following the closing of the Transactions on August 15, 2024 (the “Closing”), the Company became a publicly-traded holding company that has one primary active wholly-owned subsidiary — Silexion Therapeutics Ltd. (formerly known as Silenseed Ltd.) (“Silexion Israel”), an Israeli limited company, through which much of its operations are conducted, along with certain additional inactive subsidiaries, including Moringa Acquisition Corp (“Moringa” or the “SPAC”), a Cayman Islands exempted company, and Silenseed (China) Ltd. , a Chinese company.

On April 3, 2024, the Company entered into an Amended and Restated Business Combination Agreement (hereinafter, the “A&R BCA”) with the SPAC, Silexion Israel, August M.S. Ltd. an Israeli company and wholly-owned subsidiary of the Company (“Merger Sub 1”), and Moringa Acquisition Merger Sub Corp, a Cayman Islands exempted company and additional wholly-owned subsidiary of the Company (“Merger Sub 2”). Pursuant to the closing under the A&R BCA, which occurred on August 14, 2024, both Silexion Israel and the SPAC became wholly-owned subsidiaries of the Company, which became a publicly-held, Nasdaq-listed entity whose securities are traded under the ticker symbols “SLXN” and “SLXNW” (the transactions effected pursuant to the A&R BCA are referred to as the “Transactions”).

b.	New Subsidiary:

On February 9, 2026 the Company purchased a German shelf company for immaterial consideration, which was subsequently renamed Silexion Therapeutics GmbH (“Silexion Germany”), to conduct the Company’s clinical trials in Germany. As of March 31, 2026, no substantial activity has commenced in Silexion Germany.

c.	Israeli Wars:

In October 2023, Israel was attacked by Hamas, a terrorist organization and entered a state of war. Since the commencement of these events, there have been additional active hostilities, including with Hezbollah in Lebanon, the Houthi movement which controls parts of Yemen, and with Iran. In response to ongoing Iranian aggression and support of proxy attacks against Israel, on June 12, 2025, Israel conducted a series of preemptive defensive air strikes in Iran targeting Iran’s nuclear program and military commanders.

On June 24, 2025, a ceasefire with Iran was reached. On October 9, 2025, Israel, Hamas, the United States and other countries in the region agreed to a framework for a ceasefire in Gaza between Israel and Hamas. While that ceasefire has been mostly maintained, in late February 2026, Israel and the United States preemptively attacked Iran. As part of this conflict, Iran and Hezbollah have launched missile attacks throughout Israel. As a result, the Israeli government imposed restrictions on the opening of non-essential places of business and announced the recruitment of military reserves. In April 2026, a temporary ceasefire was reached between the United States and Israel, on the one hand, and Iran, on the other hand. As of the date of these financial statements, it is unclear whether, and for how long, this ceasefire will continue.

The Company’s employees and management personnel are located in Israel; however, other core activities, including research and development, clinical, and regulatory, are conducted outside of Israel. The Company considered the impact of the war and determined that (in part due to those core activities being conducted outside of Israel) there were no material adverse impacts on the consolidated financial statements, including related significant estimates made by management, for the quarterly period ended March 31, 2026. Further, as the Company’s R&D activity is conducted outside of Israel, the Company does not expect future adverse effects of the war on its core activities. On the other hand, travel restrictions imposed may impact the Company’s ability to raise funds to finance its activities in the near term.

At this stage, the Company is unable to estimate the impact of the developments on its future financial position, its results of operations, or its cash flows, if any. However, as this event is outside the Company’s control, factors such as the continued duration of the military conflict and its potential expansion into additional areas, as well as other developments, may impact the Company, its financial position, its ability to conduct financing activities, its results of operations, and its cash flows. The Company continues to monitor these developments in order to assess the potential effects of the military conflict on its activities.

d.	Going concern

Since its inception, the Company has devoted substantially all its efforts to research and development, clinical trials, and capital raising activities. The Company is still in its development and clinical stage and has not yet generated revenues.

The Company has incurred losses of $2,733 and $11,912 for the three month period ended on March 31, 2026 and for the year ended December 31, 2025, respectively. During the three -month period ended on March 31, 2026, the Company had negative operating cash flows of $3,646. As of March 31, 2026, the Company had cash and cash equivalents of $2,413.

The Company expects to continue incurring losses, and negative cash flows from operations. Management is in the process of evaluating various financing alternatives, as the Company will need to finance future research and development activities, general and administrative expenses and working capital through fund raising. However, there is no assurance that the Company will be successful in obtaining such funding. In addition, the Company is exploring the use of mitigating actions such as postponing expenses that are not based on firm commitments.

Under these circumstances, in accordance with the requirements of Accounting Standards Codification (“ASC”) 205-40, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern, as management believes its current funds will be sufficient to fund its operations for only several months from the date these financial statements are issued. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

e.	Reverse share splits:

On July 28, 2025 and on May 28, 2026, the Company effected 1-for-15 and 1-for-10, respectively, reverse share splits of all of its issued and outstanding, and authorized but unissued, ordinary shares. The reverse share splits resulted in corresponding increases in the par value of the Company’s ordinary shares, from $0.0009 to $0.0135 and $0.0135 to $0.135, respectively, per share. No fractional shares were issued as a result of the reverse splits, as any fractional share totals to which shareholders would have been entitled were rounded up to the nearest whole number of shares. All references made to ordinary shares and per share amounts (for each of Silexion, Silexion Israel, and Moringa) in these consolidated financial statements, unless otherwise indicated, have been adjusted to reflect those reverse share splits.

NOTE 1  - GENERAL:

a.	Introduction:

Silexion Therapeutics Corp (“Silexion”, the “Company” or the “Combined Company”) is a clinical-stage biotechnology company developing, through its subsidiaries, RNA interference (RNAi) therapies for KRAS-driven cancers. Silexion’s approach targets a significant unmet medical need, as treatment innovation for KRAS-driven cancers has historically lagged despite KRAS being one of the most common oncogenic drivers across solid tumors. Silexion’s lead product candidate, SIL204, is a second-generation siRNA therapy, designed to silence mutant KRAS, using an integrated treatment approach that combines intratumoral and systemic administration. The Company was originally formed for the purpose of effecting the Transactions (as defined below). Following the closing of the Transactions on August 15, 2024 (the “Closing”), the Company became a publicly-traded holding company that has one primary active wholly-owned subsidiary — Silexion Therapeutics Ltd. (formerly known as Silenseed Ltd.) (“Silexion Israel”), an Israeli limited company, through which much of its operations are conducted, along with certain additional inactive subsidiaries, including Moringa Acquisition Corp (“Moringa” or the “SPAC”), a Cayman Islands exempted company.

On April 3, 2024, the Company entered into an Amended and Restated Business Combination Agreement (hereinafter, the “A&R BCA”) with the SPAC, Silexion Israel, August M.S. Ltd. an Israeli company and wholly-owned subsidiary of the Company (“Merger Sub 1”), and Moringa Acquisition Merger Sub Corp, a Cayman Islands exempted company and additional wholly-owned subsidiary of the Company (“Merger Sub 2”). Pursuant to the closing under the A&R BCA, which occurred on August 14, 2024, both Silexion Israel and the SPAC became wholly-owned subsidiaries of the Company, which became a publicly-held, Nasdaq-listed entity whose securities are traded under the ticker symbols “SLXN” and “SLXNW” (the A&R BCA and related transactions: the “Transactions”).

b.	Financial Information Presented:

From its formation on April 2, 2024 until the Closing of the Transactions on August 15, 2024, the Company had no operations and had been formed for the sole purpose of entering into the Transactions and serving as the publicly-traded company following the Transactions. Silexion Israel, on the other hand, as the accounting acquirer in the Transactions and the predecessor entity to the Company from an accounting perspective, had active operations during earlier periods of time, prior to the Transactions. Consequently, these financial statements reflect the financial information of Silexion Israel (as the predecessor entity to the Company) through August 15, 2024 and the financial information of Silexion (as the Combined Company following the Transactions) from August 16, 2024 forward.

c.	Subsidiaries:

The Company has three subsidiaries as of December 31, 2025:

1.
Silexion Israel. Silexion Israel was incorporated in Israel and began its operations on November 30, 2008. Since its incorporation, Silexion Israel has been engaged in one operating segment - the research and development of innovative treatments for pancreatic cancer based on siRNAs, aiming to stop the production of a specific pancreatic cancer-causing protein known as the KRAS mutation. Silexion Israel takes an integrated approach to treatments, combining intratumoral and systemic administration of its RNAi therapies. Silexion Israel’s long-lived assets are located in Israel.

2.
Silenseed (China) Ltd. On April 28, 2021, Silexion Israel (as the predecessor entity to the Company) signed an agreement with Guangzhou Sino-Israel Biotech Investment Fund (“GIBF”) to establish a new company in China. On June 15, 2021 a company was established in China, named Silenseed (China) Ltd. (hereinafter - the “Chinese Subsidiary”). As of December 31, 2025, following transfer of all interests in the Chinese Subsidiary to the Company as part of the Transactions, the Company owns (directly or indirectly) 100% of the shares of the Chinese Subsidiary. The Chinese Subsidiary has had no significant operations during the reporting periods.

3.
Moringa. Prior to the Transactions (commencing on February 17, 2021), Moringa’s class A ordinary shares and warrants were listed for trading on the Nasdaq Capital Market (Nasdaq: MACA and MACAW). As part of the Transactions, Moringa merged with Merger Sub 2 and now serves as an inactive, wholly-owned subsidiary of the Company. Following the Transactions, Moringa is no longer listed for trading on the Nasdaq Capital Market.

4.	On February 9, 2026 the Company purchased a German shelf company, subsequently renamed Silexion Therapeutics GmbH (“Silexion Germany”), to conduct the Company’s clinical trials in Germany.

5.
The Company, the Chinese Subsidiary, Moringa and Silexion Israel (and, when describing any event following its having been acquired in February 2026, Silexion Germany as well) are together referred to hereinafter as the “Group”.

d.	Business Combination:

On August 15, 2024, the parties completed the Transactions pursuant to which Merger Sub 2 merged with and into the SPAC, with the SPAC continuing as the surviving company of such merger and a wholly-owned subsidiary of Silexion (the “SPAC Merger”), and Merger Sub 1 merged with and into Silexion Israel, with Silexion Israel continuing as the surviving company of such merger and a wholly-owned subsidiary of Silexion (the “Acquisition Merger”).

In connection with the Closing of the Transactions, the ordinary shares and warrants of Silexion were listed on the Nasdaq Global Market (currently, they are listed on the Nasdaq Capital Market) and began trading under the symbols “SLXN” and “SLXNW”, respectively.

For more information on instruments issued as part of the Transactions, see Note 3.

The Transactions were accounted for as a reverse recapitalization in accordance with US GAAP. Under this method of accounting, Silexion Israel was treated as the accounting acquirer and the SPAC was treated as the “acquired” company for financial reporting purposes. Under the reverse recapitalization accounting method, the Transactions were deemed to be the equivalent of a capital transaction in which Silexion Israel issued shares for the net assets of the SPAC. The net assets of the SPAC were stated at fair value, with no goodwill or other intangible assets recorded. Operations prior to the Transactions are those of Silexion Israel.

In accordance with the applicable guidance to reverse recapitalization, the equity structure has been retroactively adjusted in all comparative periods up to the date of the Closing (the “Closing Date”), to reflect the number of Silexion’s ordinary shares, $0.001 par value per share (before adjustment for two subsequent reverse share splits, which are described in Note 1(e)) issued to legacy Silexion Israel shareholders in connection with the reverse recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to legacy Silexion Israel shareholders prior to the reverse recapitalization have been retroactively restated as shares reflecting the exchange ratio established pursuant to the Transactions. In conjunction with the reverse recapitalization, Silexion Israel’s ordinary shares underwent a 1-for-3.9829 conversion (before adjustment for subsequent reverse share splits).

e.	Reverse share splits:

On November 27, 2024, July 28, 2025 and May 28, 2026, the Company effected 1-for-9, 1-for-15 and 1-for-10 reverse share splits of all of its issued and outstanding, and authorized but unissued, ordinary shares. The reverse share splits resulted in corresponding increases in the par value of the Company’s ordinary shares, from $0.0001 to $0.0009, $0.0009 to $0.0135 and from $0.0135 to $0.135 per share. No fractional shares were issued as a result of the reverse splits, as any fractional share totals to which shareholders would have been entitled were rounded up to the nearest whole number of shares. All references made to ordinary shares, preferred shares and per share amounts (for each of Silexion, Silexion Israel, and Moringa) in these consolidated financial statements, unless otherwise indicated, have been adjusted (for periods preceding either reverse share split, retroactively) to reflect those reverse share splits.

f.	Israeli war:

In October 2023, Israel was attacked by Hamas, a terrorist organization and entered a state of war. Since the commencement of these events, there have been additional active hostilities, including with Hezbollah in Lebanon, the Houthi movement which controls parts of Yemen, and with Iran. In response to ongoing Iranian aggression and support of proxy attacks against Israel, on June 12, 2025, Israel conducted a series of preemptive defensive air strikes in Iran targeting Iran’s nuclear program and military commanders. On June 24, 2025, a ceasefire with Iran was reached. On October 9, 2025, Israel, Hamas, the United States and other countries in the region agreed to a framework for a ceasefire in Gaza between Israel and Hamas. While that ceasefire has been mostly maintained,  in late February 2026, Israel and the United States preemptively attacked Iran. As part of this conflict, Iran and Hezbollah have launched missile attacks throughout Israel. As a result, the Israeli government imposed restrictions on opening of non-essential places of business and announced recruitment of military reserves.

The Company’s employees and management personnel are located in Israel; however, other core activities, including research and development, clinical, and regulatory, are conducted outside of Israel. The Company considered the impact of the war and determined that (in part due to those core activities being conducted outside of Israel) there were no material adverse impacts on the consolidated financial statements, including related significant estimates made by management, for the period ended December 31, 2025. Further, as the Company’s R&D activity is conducted outside of Israel, the Company does not expect future adverse effects of the war on its core activities. On the other hand, travel restrictions imposed may impact the Company’s ability to raise funds to finance its activities in the near term.

At this stage, the Company is unable to estimate the impact of the developments on its future financial position, its results of operations, or its cash flows, if any. However, as this event is outside the Company’s control, factors such as the continued duration of the military conflict and its potential expansion into additional areas, as well as other developments, may impact the Company, its financial position, its ability to conduct financing activities, its results of operations, and its cash flows. The Company continues to monitor these developments in order to assess the potential effects of the military conflict on its activities.

g.	Going concern:

Since its inception, the Company (and, prior to the Transactions, its predecessor, Silexion Israel) has devoted substantially all its efforts to research and development, clinical trials, and capital raising activities. The Company is still in its development and clinical stage and has not yet generated revenues.

The Company (or, for those periods prior to the Transactions, its predecessor, Silexion Israel) has incurred losses of $11,912 and $16,519 for the years ended December 31, 2025 and December 31, 2024, respectively. During the year ended December 31, 2025, the Company had negative operating cash flows of $10,819. As of December 31, 2025, the Company had cash and cash equivalents of $5,991.

The Company expects to continue incurring losses, and negative cash flows from operations. Management is in the process of evaluating various financing alternatives, as the Company will need to finance future research and development activities, general and administrative expenses and working capital through fund raising. However, there is no assurance that the Company will be successful in obtaining such funding.

Under these circumstances, in accordance with the requirements of Accounting Standards Codification (“ASC”) 205-40, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern, as management believes its current funds will be sufficient to fund its operations for only several months from the date these financial statements are issued. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.